EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES	12 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
10.	EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES

(a)	Exploration and Evaluation Expenses ("E&E")

For the years ended December 31, 2024, and 2023, E&E consisted of the following:

E&E	2024	2023
Engineering	$1,114	$2,140
Environmental	437	974
Property fees	1,278	1,252
Site activities	977	937
Socio-economic	1,634	2,386
Transportation	162	(71)
Other activities and travel	48	111
Total	$5,650	$7,729
(b)	General and Administrative Expenses ("G&A")

For the years ended December 31, 2024, and 2023, G&A consisted of the following:

G&A	2024	2023
Conference and travel	$522	$477
Consulting	743	855
Depreciation of right-of-use assets	105	101
Insurance	2,569	3,227
Office costs, including information technology	761	765
Management and administration	3,278	3,172
Shareholder communication	983	1,229
Trust and filing	231	335
Total	$9,192	$10,161

(c)	Legal, Accounting and Audit Expenses

For the years ended December 31, 2024, and 2023, the following table provides further details:

	2024	2023
Legal	$3,362	$6,459
Insurance cost recoveries	(313)	(3,617)
Accounting	145	130
Audit and reviews	275	417
Total	$3,469	$3,389